Long-Term Debt (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other long-term debt and capital lease obligations
Total	$ 313,731	$ 342,764
Less current portion	(34,787)	(34,630)
Other long-term debt and capital lease obligations, net of current portion	278,944	308,134
Capital lease obligations
Other long-term debt and capital lease obligations
Total	248,304	270,893
8% note payable for EchoStar VII satellite vendor financing, payable over 13 years from launch
Other long-term debt and capital lease obligations
Interest rate (as a percent)	8.00%
Total	4,891	6,286
Term of debt instrument	13 years	13 years
6% note payable for EchoStar X satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Interest rate (as a percent)	6.00%
Total	9,022	9,968
Term of debt instrument	15 years	15 years
6% note payable for EchoStar XI satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Interest rate (as a percent)	6.00%
Total	14,211	15,106
Term of debt instrument	15 years	15 years
6% note payable for EchoStar XIV satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Interest rate (as a percent)	6.00%
Total	20,253	21,055
Term of debt instrument	15 years	15 years
6% note payable for EchoStar XV satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Interest rate (as a percent)	6.00%
Total	16,407	17,227
Term of debt instrument	15 years	15 years
Mortgages and other unsecured notes payable due in installments through 2017 with interest rates ranging from approximately 2% to 13%
Other long-term debt and capital lease obligations
Total	$ 843	$ 2,229
Interest rate, low end of range (as a percent)	2.00%
Interest rate, high end of range (as a percent)	13.00%